Details of non-controlling interest prior to intra-group eliminations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsidiaries [Member]
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets of subsidiaries	₩ 2,030,665	₩ 2,311,226	₩ 2,190,745
Non-current assets of subsidiaries	4,165,052	3,978,658	3,831,694
Current liabilities of subsidiaries	(1,094,870)	(916,288)	(867,716)
Non-current liabilities of subsidiaries	(2,058,206)	(2,150,581)	(2,074,333)
Net assets of subsidiaries	3,042,641	3,223,015	3,080,390
Book value of non-controlling interest	1,502,377	1,412,707	1,456,618
Sales of subsidiaries	2,739,186	2,550,576	2,511,444
Profit for the period of subsidiaries	315,816	289,443	258,175
Profit for the period attributable to non-controlling interest of subsidiaries	135,970	126,529	100,467
Cash flows from operating activities of subsidiaries	414,012	375,934	326,620
Cash flows from investing activities of subsidiaries	(143,447)	(616,659)	(295,540)
Cash flows from financing activities before dividends to non-controlling interest of subsidiaries	(476,730)	223,880	779,455
Dividends to non-controlling interest of subsidiaries	(110,331)	(86,108)	(116,437)
Effect of exchange rate fluctuation of subsidiaries	4,051	(33,006)	8,018
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (312,445)	₩ (135,959)	₩ 702,116
KEPCO Ilijan Corporation
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of noncontrolling interest	49.00%	49.00%	49.00%
Current assets of subsidiaries	₩ 163,622	₩ 160,588	₩ 154,758
Non-current assets of subsidiaries	267,822	314,036	403,272
Current liabilities of subsidiaries	(16,819)	(21,546)	(19,256)
Non-current liabilities of subsidiaries	(36,594)	(36,255)	(39,193)
Net assets of subsidiaries	378,031	416,823	499,581
Book value of non-controlling interest	185,235	204,243	244,794
Sales of subsidiaries	99,844	109,183	116,667
Profit for the period of subsidiaries	49,631	66,320	51,552
Profit for the period attributable to non-controlling interest of subsidiaries	24,319	32,497	25,260
Cash flows from operating activities of subsidiaries	92,822	123,534	102,546
Cash flows from investing activities of subsidiaries	(4,452)	(5,276)	(117)
Cash flows from financing activities before dividends to non-controlling interest of subsidiaries	(53,733)	(44,442)	(56,863)
Dividends to non-controlling interest of subsidiaries	(51,626)	(48,855)	(55,705)
Effect of exchange rate fluctuation of subsidiaries	2,840	(7,432)	1,529
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (14,149)	₩ 17,529	₩ (8,610)
KEPCO Plant Service & Engineering
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of noncontrolling interest	49.00%	49.00%	49.00%
Current assets of subsidiaries	₩ 628,725	₩ 623,934	₩ 553,924
Non-current assets of subsidiaries	646,640	571,152	532,497
Current liabilities of subsidiaries	(270,097)	(278,562)	(264,506)
Non-current liabilities of subsidiaries	(26,331)	(16,127)	(36,984)
Net assets of subsidiaries	978,937	900,397	784,931
Book value of non-controlling interest	479,679	441,194	384,616
Sales of subsidiaries	1,239,604	1,232,113	1,214,304
Profit for the period of subsidiaries	160,791	135,482	86,657
Profit for the period attributable to non-controlling interest of subsidiaries	78,788	66,386	42,462
Cash flows from operating activities of subsidiaries	129,700	129,801	121,240
Cash flows from investing activities of subsidiaries	(123,593)	(193,408)	79,807
Cash flows from financing activities before dividends to non-controlling interest of subsidiaries	(33,737)	(15,606)	(39,911)
Dividends to non-controlling interest of subsidiaries	(32,414)	(14,994)	(36,139)
Effect of exchange rate fluctuation of subsidiaries	(124)	(1,267)	127
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (60,168)	₩ (95,474)	₩ 125,124
KEPCO Engineering & Construction Company
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of noncontrolling interest	33.92%	33.92%	33.92%
Current assets of subsidiaries	₩ 281,390	₩ 257,529	₩ 270,553
Non-current assets of subsidiaries	490,090	504,637	516,043
Current liabilities of subsidiaries	(248,402)	(221,860)	(286,444)
Non-current liabilities of subsidiaries	(61,698)	(83,274)	(78,232)
Net assets of subsidiaries	461,380	457,032	421,920
Book value of non-controlling interest	156,500	155,025	143,115
Sales of subsidiaries	433,701	490,193	506,012
Profit for the period of subsidiaries	12,937	21,222	17,796
Profit for the period attributable to non-controlling interest of subsidiaries	4,388	7,199	6,036
Cash flows from operating activities of subsidiaries	81,042	62,578	18,748
Cash flows from investing activities of subsidiaries	(50,569)	(8,622)	(7,556)
Cash flows from financing activities before dividends to non-controlling interest of subsidiaries	(14,591)	(55,504)	(1,634)
Dividends to non-controlling interest of subsidiaries	(2,839)	(1,419)	(2,539)
Effect of exchange rate fluctuation of subsidiaries	31	(101)	(854)
Net increase (decrease) of cash and cash equivalents of subsidiaries	13,074	(3,068)	6,165
Others
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets of subsidiaries	956,928	1,269,175	1,211,510
Non-current assets of subsidiaries	2,760,500	2,588,833	2,379,882
Current liabilities of subsidiaries	(559,552)	(394,320)	(297,510)
Non-current liabilities of subsidiaries	(1,933,583)	(2,014,925)	(1,919,924)
Net assets of subsidiaries	1,224,293	1,448,763	1,373,958
Book value of non-controlling interest	680,963	612,245	684,093
Sales of subsidiaries	966,037	719,087	674,461
Profit for the period of subsidiaries	92,457	66,419	102,170
Profit for the period attributable to non-controlling interest of subsidiaries	28,475	20,447	26,709
Cash flows from operating activities of subsidiaries	110,448	60,021	84,086
Cash flows from investing activities of subsidiaries	35,167	(409,353)	(367,674)
Cash flows from financing activities before dividends to non-controlling interest of subsidiaries	(374,669)	339,432	877,863
Dividends to non-controlling interest of subsidiaries	(23,452)	(20,840)	(22,054)
Effect of exchange rate fluctuation of subsidiaries	1,304	(24,206)	7,216
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (251,202)	₩ (54,946)	₩ 579,437